SEGMENT AND GEOGRAPHICAL INFORMATION - Geographical Operating Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 987,929	$ 788,373	$ 577,183
Operating Income	364,107	184,696	135,401
Identifiable Assets	3,474,419	3,647,585
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	987,929	788,373	577,183
Operating Income	364,107	184,696	$ 135,401
Identifiable Assets	$ 2,998,500	$ 3,098,555